Organization and Principal Activities (Narrative) (Details)		1 Months Ended	12 Months Ended
		Jun. 30, 2014 shares	Jun. 30, 2016 entities shares	Jun. 30, 2015 shares	Jun. 12, 2014 shares	Jul. 15, 2013
Organization and Nature of Operations [Line Items]
Number of Class A ordinary shares issued and sold			124,882,170	124,882,170
Number of Class A ordinary shares each ADS represented			2
Number of VIEs of the Company | entities			10
Number of VIEs in the process of being transferred to Beijing Wangpin in preparation for the liquidation | entities			6
Class A ordinary shares [Member]
Organization and Nature of Operations [Line Items]
Number of Class A ordinary shares issued and sold			39,955,627	39,955,627	13,442,222
Number of Class A ordinary shares each ADS represented			2
Series B Preferred shares [Member]
Organization and Nature of Operations [Line Items]
Number of shares redesignated into Class B ordinary shares		257,166
Redesignated ratio from outstanding preferred shares and ordinary shares redesignated into Class B ordinary shares		1:1
Series C Preferred Shares [Member]
Organization and Nature of Operations [Line Items]
Number of shares redesignated into Class B ordinary shares		81,330
Redesignated ratio from outstanding preferred shares and ordinary shares redesignated into Class B ordinary shares		1:1
Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Number of shares redesignated into Class B ordinary shares		86,101,542
Redesignated ratio from outstanding preferred shares and ordinary shares redesignated into Class B ordinary shares		1:1
Beijing Wangpin [Member]
Organization and Nature of Operations [Line Items]
Percentage of ownership owned by the Company	[1]		90.00%
Beijing Wangpin [Member] | Zhilian Sanke [Member]
Organization and Nature of Operations [Line Items]
Percentage of ownership owned by Zhilian Sanke			10.00%			10.00%

[1]	Beijing Wangpin is 90% owned by the Company and 10% owned by Zhilian Sanke, a variable interest entity for which the Company is the primary beneficiary (see Note 2).